Deferred Taxation - Deferred tax liabilities and assets, prior to offsetting of balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 6,465	$ 5,967
Deferred tax liabilities	(6,319)	(6,085)
Credited /(charged) to the income statement	178	289
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,867	1,847
Credited /(charged) to the income statement	12	(164)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	2,121	1,810
Credited /(charged) to the income statement	188	175
Capital allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	529	604
Deferred tax liabilities	(4,966)	(4,742)
Credited /(charged) to the income statement	(82)	181
Unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(402)	(411)
Capitalised interest
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(351)	(387)
Post-retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	698	599
Deferred tax liabilities	(224)	(253)
Credited /(charged) to the income statement	9	(18)
Unrealised exchange gains (losses)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	204	176
Deferred tax liabilities	(7)	(3)
Credited /(charged) to the income statement	25	(21)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,046	931
Deferred tax liabilities	(369)	(289)
Credited /(charged) to the income statement	25	141
Tax on unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Credited /(charged) to the income statement	$ 1	$ (5)